Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal, State and Foreign Tax
Beginning unrecognized tax balance	$ 1.5	$ 1.4
Increase prior period positions	0.1	0.2
Increase current period positions	0.2	0.1
Decrease prior period positions	(0.1)
Decrease current period positions	(0.3)
Statutes expiring	(0.1)	(0.2)
Ending unrecognized tax benefits	$ 1.3	$ 1.5